Disclosure of impairment of assets (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 1	$ 971
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 2	1,790
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 3	534
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 4	787
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 5	1,633
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 6	2,655
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 7	870
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 8	1,070
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 9	1,000
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 10	2,628
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 11	4,493
Amortization, Depletion And Impairment Losses Disclosure Of Impairment Of Assets 12	$ 4,189